ING INVESTORS TRUST

ING Marsico Growth Portfolio

ING Marsico International Opportunities Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated November 10, 2010

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus, Institutional Class (“Class I”) Prospectus, Service Class (“Class S”) Prospectus, and Service 2 Class (“Class S2”) Prospectus each dated April 30, 2010 (each a “Prospectus” and collectively “Prospectuses”)

ING Marsico Growth Portfolio

Effective November 1, 2010, Coralie Witter is added as a co-portfolio manager of the Portfolio. The Portfolio’s Prospectuses are revised as follows:

1.	The section entitled “Portfolio Management” of the summary section of the Portfolio’s Prospectuses is hereby amended to include the following:

Coralie Witter, CFA

Portfolio Manager (since 11/10)

2.	The section entitled “Management of the Portfolios — Marsico Capital Management, LLC” of the statutory section of the Portfolio’s Prospectuses is hereby amended to include the following after the fourth paragraph:

Coralie Witter, CFA, senior analyst and Portfolio Manager, has been with Marsico since 2004. Prior to joining Marsico, Ms. Witter was with Goldman, Sachs & Co., where she was a Vice President in Equity Research.

ING International Opportunities Portfolio

Effective November 1, 2010, Munish Malhotra is added as a co-portfolio manager of the Portfolio. The Portfolio’s Prospectuses are revised as follows:

2.	The section entitled “Portfolio Management” of the summary section of the Portfolio’s Prospectuses is hereby amended to include the following:

Munish Malhotra, CFA

Portfolio Manager (since 11/10)

2.	The section entitled “Management of the Portfolios — Marsico Capital Management, LLC” of the statutory section of the Portfolio’s Prospectuses is hereby amended to include the following after the seventh paragraph:

Munish Malhotra, CFA, senior analyst and Portfolio Manager, has been with Marsico since 2003. Prior to joining Marsico, Mr. Malhotra was with Driehaus Capital Management, where he was an international equities analyst.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING INVESTORS TRUST

ING Marsico Growth Portfolio

ING Marsico International Opportunities Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated November 10, 2010

to the Portfolio’s Adviser Class (“Class ADV”), Institutional Class (“Class I”),

Service Class (“Class S”), and Service 2 Class (“Class S2”)

Statement of Additional Information (“SAI”)

dated April 30, 2010

ING Marsico Growth Portfolio

Effective November 1, 2010, Coralie Witter was added as a co-portfolio manager to the Portfolio. The Portfolio’s SAI is hereby revised as follows:

1.	The sub-sections entitled “Other Managed Accounts,” and “Portfolio Manager Ownership of Securities” of the section of the SAI entitled “Other Information About Portfolio Managers – Marsico Growth Portfolio” found on pages 167 and 169, respectively, of the SAI are amended to include the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 30, 2010:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Billions)
Coralie Witter	0	$0	0	$0	0	$0

Portfolio Manager Ownership of Securities

The following table shows the dollar range of the Portfolio owned by the portfolio manager as of October 30, 2010, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Coralie Witter	None

ING Marsico International Opportunities Portfolio

Effective November 1, 2010, Munish Malhotra was added as a co-portfolio manager to the Portfolio. The Portfolio’s SAI is hereby revised as follows:

2.	The sub-sections entitled “Other Managed Accounts,” and “Portfolio Manager Ownership of Securities” of the section of the SAI entitled “Other Information About Portfolio Managers – Marsico International Opportunities Portfolio” found on pages 169 and 170, respectively, of the SAI are amended to include the following:

Other Managed Accounts

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 30, 2010:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Billions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Billions)
Munish Malhotra	0	$0	0	$0	0	$0

Portfolio Manager Ownership of Securities

The following table shows the dollar range of the Portfolio owned by the portfolio manager as of October 30, 2010, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Munish Malhotra	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE